Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt due within one year	$ 108	$ 139
Debt instrument maturity period	1 year
Book value of senior notes	$ 3,120
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	81.00%	82.00%
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	$ 3,270
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	101
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 49